Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses and Other Current Assets
Insurance claims receivable, net	$ 11,761	$ 1,025
Uruguay | Fire incident
Prepaid Expenses and Other Current Assets
Insurance claims receivable, net	$ 11,571